                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2


1.    Name and address of issuer:

             Municipal Fund for Temporary Investment
             400 Bellevue Parkway
             Wilmington, DE 19809

2.    Name of each series or class of funds for which this notice is filed:

             MuniFund ("MuniFund Portfolio Shares")
             MuniCash ("MuniCash Portfolio Shares")
             Intermediate Municipal Fund ("Intermediate Municipal Portfolio
               Shares")

3.    Investment Company Act File Number: 811-2919

      Securities Act File Number: 2-64358

4.    Last day of fiscal year for which this notice is filed: November 30, 1995

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                                         /  /

6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable: N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                           MuniFund Portfolio Shares                   None
                           MuniCash Portfolio Shares                   None
                           Intermediate Municipal Portfolio Shares     7,050,618

8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

                                                                   Number of
                                                                   Portfolio                      Aggregate
                       Name of Portfolios                           Shares                       Sales Price
             ----------------------------------------               ------                       -----------
             MuniFund Portfolio Shares                           1,072,838,367                 $1,072,838,367
             MuniCash Portfolio Shares                             576,862,865                    576,862,865
             Intermediate Municipal Portfolio Shares                   861,368                      9,356,836
                                                                 -------------                 --------------

             TOTAL                                               1,650,562,600                 $1,659,058,068

9. Number and aggregate sale price of securities sold during the fiscal year:

                                                               Number of
                                                                Portfolio                         Aggregate
                       Name of Portfolios                        Shares                          Sales Price
             ----------------------------------------            ------                          -----------
             MuniFund Portfolio Funds                          5,863,156,883                  $5,863,156,883
             MuniCash Portfolio Funds                          3,821,513,734                   3,821,513,734
             Intermediate Municipal Portfolio Shares                 306,662                       3,265,704
                                                               -------------                  --------------

             TOTAL                                             9,684,977,279                  $9,687,936,321

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                                                Number of
                                                                Portfolio                         Aggregate
                       Name of Portfolios                        Shares                          Sales Price
             ----------------------------------------            ------                          -----------
             MuniFund Portfolio Shares                         4,793,509,011                  $4,793,509,011
             MuniCash Portfolio Shares                         3,250,150,718                   3,250,150,718
             Intermediate Municipal Portfolio Shares                    None                            None
                                                               -------------                  --------------

             TOTAL                                             8,043,659,729                  $8,043,659,729

11. Number and aggregate sale price of securities issued during the fiscal year in connections with dividend reinvestment plans, if applicable:

                                                                    Number of
                                                                    Portfolio                     Aggregate
                       Name of Portfolios                            Shares                      Sales Price
             ----------------------------------------                ------                      -----------
             MuniFund Portfolio Shares                              3,190,495                      3,190,495
             MuniCash Portfolio Shares                              5,499,849                      5,499,849
             Intermediate Municipal Portfolio Shares                      134                          1,441
                                                                    ---------                     ----------

             TOTAL                                                  8,690,478                     $8,691,785

12.   Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during the fiscal
             year in reliance on Rule 24f-2:                                                 $ 9,687,936,321

      (ii)   Aggregate price of shares issued in connection with
             dividend reinvestment plans (from Item 11, if applicable):              +           $ 8,691,785

      (iii)  Aggregate price of shares redeemed or repurchased during
             the fiscal year (if applicable):                                        -       $ 9,621,731,400

      (iv)   Aggregate price of shares redeemed or repurchased and
             previously applied as a reduction to filing fees
             pursuant to Rule 24e-2 (if applicable):                                 +      ($ 1,652,968,377)

      (v)    Net aggregate price of securities sold and issued during
             the fiscal year in reliance on Rule 24f-2 [line (I), plus
             line (ii), less line (iii), plus line (iv)](if applicable):                    ($ 1,578,071,671)

      (vi)   Multiplier prescribed by Sections 6(b) of the Securities Act of 1933 or other applicable law or regulation (see
             Instruction C.6):                                                       x                1/2900

      (vii)  Fee due [line (I) or line (v) multiplied by line (vi)]:                                  0
                                                                                            =================

Instruction:  Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                             / /

      Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*                  /s/ EDWARD J. ROACH
                                          -------------------------
                                             EDWARD J. ROACH
                                          -------------------------
                                          Vice President & Treasuer
                                          -------------------------


      Date    1/22/96
          ------------

  *Please print the name and title of the signing officer below the signature.





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                             DRINKER BIDDLE & REATH
                              1345 Chestnut Street
                             Philadelphia, PA 19107


                                January 26, 1996



Municipal Fund for Temporary Investment
Bellevue Park Corporate Center
400 Bellevue Parkway, Suite 100
Wilmington, Delaware  19809


     RE: RULE 24f-2 NOTICE FOR MUNICIPAL FUND FOR TEMPORARY INVESTMENT (MUNIFUND, MUNICASH AND INTERMEDIATE MUNICIPAL FUND PORTFOLIOS) REGISTRATION NO. 2-64358


Ladies and Gentlemen:

          We have acted as counsel for Municipal Fund for Temporary Investment, a Pennsylvania common law trust (the "Company"), and have been informed by the Company of the registration pursuant to Rule 24f-2 of 4,793,509,011 shares of beneficial interest ("shares") in the Company's MuniFund portfolio ("MuniFund Portfolio Shares") and 3,250,150,718 shares in the MuniCash portfolio ("MuniCash Portfolio Shares") (collectively, hereinafter referred to as "Portfolio Shares") under the Securities Act of 1933. During the Company's fiscal year ended November 30, 1995, all of the foregoing Portfolio Shares were registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.
The Company is authorized to issue an unlimited number of Portfolio Shares, without par value.

          We have reviewed the Company's Declaration of Trust, as amended, its Code of Regulations, resolutions adopted by its Board of Trustees and shareholders, and such other legal and factual matters as we have deemed appropriate.

          On the basis of the foregoing, we are of the opinion that the foregoing Portfolio Shares registered pursuant to Rule 24f-2 were, when issued for payment as described in the Company's Prospectuses, validly issued, fully paid, and non-assessable by the Company.


          Under Pennsylvania law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Company. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Company and requires that notice of such disclaimer be given in any written agreement, undertaking or obligation made or issued on behalf of the Company. The Declaration of Trust provides for indemnification out of the assets of the Company for all loss and expense of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Company itself would be unable to meet its obligations.

          We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Company's Rule 24f-2 Notice.


                                   Very truly yours,

                                   /s/ DRINKER BIDDLE & REATH
                                   --------------------------
                                   DRINKER BIDDLE & REATH